Income Taxes (Income Taxes Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Line Items]
Income from continuing operations	¥ 397,349	¥ 486,546	¥ 473,954
Other comprehensive income (loss) (Note 14)	50,100	98,130	51,350
Additional paid-in capital (Note 14)	(34,823)
Total income taxes	¥ 412,626	¥ 584,676	¥ 525,304